Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued liabilities and other current liabilities.
Accrued payroll and welfare payables	¥ 46,473	$ 6,646	¥ 36,860
Payable for business acquisition	14,188	2,029	16,338
Other taxes and surcharges	9,527	1,362	11,096
Service fees	5,795	829	4,514
Income tax payable	829	119	59
Government grants subject to deferral or return	628	90	2,628
Others	3,499	499	2,875
Total accrued liabilities and other current liabilities	¥ 80,939	$ 11,574	¥ 74,370